Revenue Recognition (Details) - Schedule of disaggregated revenue - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenues		$ 781,455
Medical retail [Member]
Disaggregation of Revenue [Line Items]
Total revenues		11,200
Medical wholesale [Member]
Disaggregation of Revenue [Line Items]
Total revenues		700
Recreational wholesale [Member]
Disaggregation of Revenue [Line Items]
Total revenues		$ 769,555